Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum ownership in affiliated entities to be eligible to participate in Plan (percent)	80.00%
Participating Company match (percent)	100.00%
Percentage of employee's eligible compensation matched (percent)	6.00%
Non-elective employer contribution (percent)	4.00%
Advisory service annual fee, percentage of average account balance (percent)	0.195%
Forfeitures	$ 653,000	$ 758,000
Rollovers contributed to the Plan	$ 29,529,000
Number of funds offered for investment | fund	21
Portion of plan accounts that can be invested in the brokerage option	90.00%
Forfeitures applied to reduce employer contributions	$ 2,697,000
Minimum borrowing limit	1,000
Maximum borrowing limit	$ 50,000
Percentage of vested account balance (percent)	50.00%
Interest rate spread above Prime rate (percent)	1.00%
Minimum
EBP, Description of Plan [Line Items]
Small benefit distribution threshhold	$ 1
Repayment period	58 months
Maximum
EBP, Description of Plan [Line Items]
Small benefit distribution threshhold	$ 7,000
Repayment period	15 years